Financial instruments - Fair values and risk management - Contractual undiscounted cash flows (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 4,473.0	€ 5,565.4	€ 5,324.2
Derivative financial instruments	(2,226.3)	(109.8)	(352.8)
Derivatives and Non derivatives, contractual undiscounted cash flows	4,505.7	5,681.1	5,502.4
Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(2,133.9)	(94.4)	(349.5)
Derivatives and Non derivatives, contractual undiscounted cash flows	4,216.6	3,819.2	2,725.8
Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	50.8	1,259.0	936.6
Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	33.6	51.0	1,266.6
Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	163.6	41.0	51.5
Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	41.1	510.9	521.9
Long and short term debt and lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,491.5	2,682.7	2,746.8
Non-derivative financial liabilities, undiscounted cash flows	1,542.0	2,811.9	2,935.0
Long and short term debt and lease liabilities | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,257.4	939.1	151.7
Long and short term debt and lease liabilities | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	46.6	1,265.4	936.7
Long and short term debt and lease liabilities | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	33.3	54.8	1,266.8
Long and short term debt and lease liabilities | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	163.6	41.3	56.4
Long and short term debt and lease liabilities | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	41.1	511.3	523.4
Long and short term debt | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,198.8	2,044.7	2,092.2
Non-derivative financial liabilities, undiscounted cash flows	€ 1,209.3	€ 2,092.0	€ 2,172.7
Long and short term debt | Fixed rate | Average
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	0.88%	1.70%	1.67%
Long and short term debt | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 1,209.3	€ 882.7	€ 85.0
Long and short term debt | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		1,209.3	878.3
Long and short term debt | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			1,209.4
Long and short term debt | Floating rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	147.8	488.9	490.0
Non-derivative financial liabilities, undiscounted cash flows	€ 164.8	€ 556.3	€ 579.2
Long and short term debt | Floating rate | Average
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	2.44%	2.67%	4.30%
Long and short term debt | Floating rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 3.7	€ 13.3	€ 21.2
Long and short term debt | Floating rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3.7	13.4	21.3
Long and short term debt | Floating rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3.7	13.2	21.3
Long and short term debt | Floating rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	153.7	13.2	21.5
Long and short term debt | Floating rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		503.2	493.9
Lease liabilities - right of use
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	144.9	149.1	164.6
Non-derivative financial liabilities, undiscounted cash flows	167.9	163.6	183.1
Lease liabilities - right of use | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	44.4	43.1	45.5
Lease liabilities - right of use | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	42.9	42.7	37.1
Lease liabilities - right of use | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	29.6	41.6	36.1
Lease liabilities - right of use | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	9.9	28.1	34.9
Lease liabilities - right of use | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	41.1	8.1	29.5
Lease liabilities - right of use | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 144.9	€ 149.1	€ 164.6
Lease liabilities - right of use | Fixed rate | Average
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	4.89%	4.89%	4.43%
Lease liabilities - right of use | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 39.8	€ 37.4	€ 39.4
Lease liabilities - right of use | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	39.1	37.9	31.9
Lease liabilities - right of use | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	27.3	38.8	32.1
Lease liabilities - right of use | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8.6	27.1	32.7
Lease liabilities - right of use | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30.1	7.9	28.5
Foriegn currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	79.6	2.7	3.3
Foreign currency forward contract outflows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	79.6	2.7	3.3
Derivatives, contractual undiscounted cash flows	2,470.7	508.6	188.3
Foreign currency forward contract outflows | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	2,297.5	51.6	7.0
Foreign currency forward contract outflows | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	139.9	327.3	10.6
Foreign currency forward contract outflows | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	26.6	116.5	10.0
Foreign currency forward contract outflows | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	6.7	7.0	133.6
Foreign currency forward contract outflows | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		6.2	27.1
Foreign currency forward contract inflows
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(2,408.9)	(519.4)	(195.0)
Foreign currency forward contract inflows | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(2,240.2)	(51.5)	(7.0)
Foreign currency forward contract inflows | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(135.7)	(333.7)	(10.7)
Foreign currency forward contract inflows | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(26.3)	(120.3)	(10.2)
Foreign currency forward contract inflows | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(6.7)	(7.3)	(138.5)
Foreign currency forward contract inflows | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		(6.6)	(28.6)
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	70.5	224.5	178.8
Derivatives, contractual undiscounted cash flows	70.5	224.5	178.8
Commodity forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	70.5	224.5	178.8
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	609.8	702.0	792.2
Non-derivative financial liabilities, undiscounted cash flows	609.8	702.0	792.2
Trade payables | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	609.8	702.0	792.2
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,221.6	1,953.5	1,603.1
Non-derivative financial liabilities, undiscounted cash flows	2,221.6	1,953.5	1,603.1
Accrued expenses | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,221.6	1,953.5	1,603.1
Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	147.8	1,685.2	2,532.2
Debt | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 1,198.8	€ 2,044.7	€ 2,092.2
Debt | Fixed rate | Average
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	0.88%	1.70%	1.67%
Debt | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 1,198.8	€ 848.4	€ 50.0
Debt | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		€ 1,196.3	843.4
Debt | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			€ 1,198.8